UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report     August 31, 2013

WESTERN ASSET

INSTITUTIONAL CASH RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Institutional Cash Reserves for the twelve-month reporting period ended August 31, 2013. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Institutional Cash Reserves

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 27, 2013

Western Asset Institutional Cash Reserves	III

Investment commentary

Economic review

The U.S. economy continued to grow over the twelve months ended August 31, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 2.8% during the third quarter of 2012. GDP growth then sharply decelerated to 0.1% during the fourth quarter. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. This was partially due to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s final reading for second quarter 2013 GDP growth, released after the reporting period ended, was 2.5%. This increase was partially driven by increases in exports and non-residential fixed investments, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.8%. The unemployment rate fluctuated between 7.8% and 7.9% over the next four months. Unemployment then fell to 7.7% in February 2013 and edged lower over much of the next six months to reach 7.3% in August 2013, its lowest reading since December 2008. In another encouraging sign, the number of longer-term unemployed has generally declined in recent months. In February 2013, 40.2% of the people without a job had been out of work for more than six months. This fell to 37.9% in August 2013.

Meanwhile, the housing market continued to show signs of strength, as sales generally improved and home prices moved higher. According to the National Association of Realtors (“NAR”), existing-home sales rose 1.7% on a seasonally adjusted basis in August 2013 versus the previous month and were 13.2% higher than in August 2012. In addition, the NAR reported that the median existing-home price for all housing types was $212,100 in August 2013, up 14.7% from August 2012. This marked the eighteenth consecutive month that home prices rose compared to the same period a year earlier. The inventory of homes available for sale in August 2013 was 0.4% higher than the previous month at a 4.9 month supply at the current sales pace and was 6.3% lower than in August 2012.

The manufacturing sector expanded during the majority of the reporting period, although it experienced several soft patches. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, after expanding the prior two months, the PMI fell to 49.5 in November 2012. This represented the PMI’s lowest reading since July 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Manufacturing then expanded over the next five months, before contracting again in May 2013, with a PMI of 49.0. However, this was a temporary setback, as the PMI rose to 50.9 in June, 55.4 in July and 55.7 in August, the latter being the best reading since April 2011.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its

IV	Western Asset Institutional Cash Reserves

dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market continued to be weak. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on September 18, 2013, after the reporting period ended, the Fed did not taper its asset purchase program and said that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 27, 2013

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional Cash Reserves	V

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests in high-quality, U.S. dollar denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The Portfolio may invest in all types of money market instruments, including bank obligations, commercial paper and asset backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. The Portfolio may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The Portfolio generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) experienced several periods of heightened risk aversion and generated mixed results versus equal-durationi Treasuries over the twelve months ended August 31, 2013. Risk aversion was prevalent at times given shifting economic data, contagion fears from the European sovereign debt crisis and signs of shifting monetary policy by the Federal Reserve Board (“Fed”).ii

Both short- and long-term Treasury coupon-yields moved higher during the twelve months ended August 31, 2013. Two-year Treasury yields rose from 0.22% at the beginning of the period to 0.39% at the end of the period. Their peak of 0.43% occurred on June 25, 2013 and they were as low as 0.20% on April 29, 2013 and in early May 2013. Ten-year Treasury yields were 1.57% at the beginning of the reporting period, their low for the fiscal year. Ten-year Treas-

Western Asset Institutional Cash Reserves 2013 Annual Report	1

Fund overview (cont’d)

uries peaked at 2.90% on August 22, 2013 and were 2.78% at the end of the period.

With the Fed keeping the federal funds rateiii at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the twelve months ended August 31, 2013. For example, the three-month Treasury bill was 0.03% as of the end of the period. The same dynamic held true for the six-month and one-year Treasury bills, as they ended the reporting period at 0.05% and 0.13%, respectively. In addition, the Fed vowed to keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.”

Q. How did we respond to these changing market conditions?

A. During the reporting period, we maintained a modestly long weighted average maturity (“WAM”). We looked to take advantage of the steepness of the U.S. dollar LIBOR curve to lock in higher yields and to limit rollover risk. Throughout the fiscal year, we utilized a combination of both fixed and longer dated floating rate securities.

Performance review

As of August 31, 2013, the seven-day current yield for Class L shares of Western Asset Institutional Cash Reserves was 0.02% and the seven-day effective yield, which reflects compounding, was 0.02%.1

Western Asset Institutional Cash Reserves Yields as of August 31, 2013 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class L	0.02%	0.02%
Institutional Shares	0.07%	0.07%
Class S	0.01%	0.01%
SVB Securities Horizon Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class L shares would have been -0.13%; the seven-day current yield and the seven-day effective yield for Institutional Shares would have been -0.02%; the seven-day current yield and the seven-day effective yield for Class S shares would have been -0.28%; and the seven-day current yield and the seven-day effective yield for SVB Securities Horizon Shares would have been -0.29%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Institutional Cash Reserves 2013 Annual Report

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. The U.S. economic recovery strengthened over the reporting period but growth overall remained modest. Global market conditions continued to improve and pressure on short-term funding levels eased with the help of Fed and European Central Bank policy actions. Indicators of stress in money markets improved as global bank liquidity recovered and short-term benchmark interest rates moved lower.

Thank you for your investment in Western Asset Institutional Cash Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 13, 2013

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional Cash Reserves 2013 Annual Report	3

Portfolio at a glance† (unaudited)

Prime Cash Reserves Portfolio

The Fund invests all of its investable assets in Prime Cash Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2013 and August 31, 2012. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

4	Western Asset Institutional Cash Reserves 2013 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2013 and held for the six months ended August 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]		Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]		Expenses Paid During the Period[4]
Class L	0.02%	$1,000.00	$1,000.20	0.17%		$0.86	Class L	5.00%	$1,000.00	$1,024.35	0.17%		$0.87
Institutional Shares	0.05	1,000.00	1,000.50	0.12		0.61	Institutional Shares	5.00	1,000.00	1,024.60	0.12		0.61
Class S	0.01	1,000.00	1,000.10	0.20	†	1.01	Class S	5.00	1,000.00	1,024.20	0.20	†	1.02
SVB Securities Horizon Shares	0.01	1,000.00	1,000.10	0.20	†	1.01	SVB Securities Horizon Shares	5.00	1,000.00	1,024.20	0.20	†	1.02

Western Asset Institutional Cash Reserves 2013 Annual Report	5

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended August 31, 2013.

[2]

Assumes the reinvestment of all distributions, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Prime Cash Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

†	In order to maintain a minimum yield, additional waivers were implemented.

6	Western Asset Institutional Cash Reserves 2013 Annual Report

Statement of assets and liabilities

August 31, 2013

Assets:
Investment in Prime Cash Reserves Portfolio, at value	$8,576,193,771
Prepaid expenses	228,636
Total Assets	8,576,422,407

Liabilities:
Distributions payable	225,043
Service and/or distribution fees payable	66,796
Investment management fee payable	44,196
Accrued expenses	89,567
Total Liabilities	425,602
Total Net Assets	$8,575,996,805

Net Assets:
Par value (Note 5)	$85,763
Paid-in capital in excess of par value	8,576,130,512
Undistributed net investment income	289,026
Accumulated net realized loss on investments	(508,496)
Total Net Assets	$8,575,996,805

Shares Outstanding:
Class L	555,726,875
Institutional Shares	7,746,804,404
Class S	86,345,792
SVB Securities Horizon Shares	187,471,065

Net Asset Value:
Class L	$1.00
Institutional Shares	$1.00
Class S	$1.00
SVB Securities Horizon Shares	$1.00

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2013 Annual Report	7

Statement of operations

For the Year Ended August 31, 2013

Investment Income:
Income from Prime Cash Reserves Portfolio	$24,392,160
Allocated expenses from Prime Cash Reserves Portfolio	(10,886,185)
Allocated waiver from Prime Cash Reserves Portfolio	1,071,788
Total Investment Income	14,577,763

Expenses:
Investment management fee (Note 2)	19,624,555
Service and/or distribution fees (Notes 2 and 3)	1,369,188
Legal fees	297,337
Registration fees	162,011
Insurance	157,550
Trustees’ fees	153,060
Transfer agent fees (Note 3)	77,928
Shareholder reports	53,873
Audit and tax	30,575
Fund accounting fees	6,248
Miscellaneous expenses	51,349
Total Expenses	21,983,674
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(18,769,445)
Net Expenses	3,214,229
Net Investment Income	11,363,534
Net Realized Gain on Investments from Prime Cash Reserves Portfolio	365,104
Increase in Net Assets from Operations	$11,728,638

See Notes to Financial Statements.

8	Western Asset Institutional Cash Reserves 2013 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2013	2012

Operations:
Net investment income	$11,363,534	$13,136,725
Net realized gain (loss)	365,104	(873,600)
Increase in Net Assets From Operations	11,728,638	12,263,125

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(11,363,179)	(13,136,725)
Net realized gains	(175,000)	(356,886)
Decrease in Net Assets From Distributions to Shareholders	(11,538,179)	(13,493,611)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	88,681,494,449	84,304,535,721
Reinvestment of distributions	4,811,980	7,277,640
Cost of shares repurchased	(89,809,510,149)	(84,326,553,530)
Decrease in Net Assets From Fund Share Transactions	(1,123,203,720)	(14,740,169)
Decrease in Net Assets	(1,123,013,261)	(15,970,655)

Net Assets:
Beginning of year	9,699,010,066	9,714,980,721
End of year*	$8,575,996,805	$9,699,010,066
* Includes undistributed net investment income of:	$289,026	$463,671

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2013 Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class L Shares	2013[1]	2012	2011	2010	2009

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.001	0.001	0.002	0.002	0.013
Net realized gain (loss)[2]	0.000	(0.000)	0.000	0.000	0.000
Total income from operations	0.001	0.001	0.002	0.002	0.013

Less distributions from:
Net investment income	(0.001)	(0.001)	(0.002)	(0.002)	(0.013)
Net realized gain	(0.000) [2]	(0.000) [2]	—	—	—
Total distributions	(0.001)	(0.001)	(0.002)	(0.002)	(0.013)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.07%	0.13%	0.15%	0.15%	1.32%

Net assets, end of year (millions)	$556	$511	$703	$745	$1,064

Ratios to average net assets:
Gross expenses[4]	0.43%	0.33%	0.32%	0.32%	0.34%[5]
Net expenses[4,6,7]	0.18	0.19	0.20	0.22	0.20 [5]
Net investment income	0.07	0.13	0.15	0.15	1.14

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses. The ratios presented for fiscal years prior to 2013 include a 0.10% management fee waiver.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.18%, respectively.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class L shares did not exceed 0.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.20%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Western Asset Institutional Cash Reserves 2013 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares[1]	2013[2]	2012	2011	2010	2009

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.002	0.014
Net realized gain (loss)[3]	0.000	(0.000)	0.000	0.000	(0.000)
Total income from operations	0.001	0.002	0.002	0.002	0.014

Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.014)
Net realized gain	(0.000) [3]	(0.000) [3]	—	—	—
Total distributions	(0.001)	(0.002)	(0.002)	(0.002)	(0.014)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.12%	0.18%	0.20%	0.20%	1.36%

Net assets, end of year (millions)	$7,747	$8,896	$8,578	$11,012	$7,965

Ratios to average net assets:
Gross expenses[5]	0.32%	0.22%	0.22%	0.68%	0.85%[6]
Net expenses[5,7,8]	0.13	0.14	0.15	0.16	0.16 [6]
Net investment income	0.12	0.18	0.20	0.20	1.28

[1]	Effective May 31, 2010, Class O shares were renamed Institutional shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses. The ratios presented for fiscal years prior to 2013 include a 0.10% management fee waiver.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.13%, respectively.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.15%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2013 Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class S Shares	2013[1]		2012		2011		2010		2009

Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.000	[2]	0.000	[2]	0.000	[2]	0.011
Net realized gain (loss)[2]	0.000		(0.000)		0.000		0.000		0.000
Total income from operations	0.000	[2]	0.000	[2]	0.000	[2]	0.000	[2]	0.011

Less distributions from:
Net investment income	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.011)
Net realized gain	(0.000)	[2]	(0.000)	[2]	—		—		—
Total distributions	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.011)

Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[3]	0.01%		0.01%		0.03%		0.01%		1.13%

Net assets, end of year (millions)	$86		$83		$92		$124		$266

Ratios to average net assets:
Gross expenses[4]	0.58%		0.48%		0.47%		0.49%[5]		0.52%[5]
Net expenses[4,6,7]	0.24	[8]	0.31	[8]	0.32	[8]	0.37	[5,8]	0.38 [5]
Net investment income	0.01		0.01		0.03		0.01		1.32

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses. The ratios presented for fiscal years prior to 2013 include a 0.10% management fee waiver.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.35% for the year ended August 31, 2010, respectively, and 0.47% and 0.33% for the year ended August 31, 2009, respectively.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class S shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.35%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

12	Western Asset Institutional Cash Reserves 2013 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
SVB Securities Horizon Shares	2013[1]		2012		2011		2010		2009

Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.000	[2]	0.000	[2]	0.000	[2]	0.011
Net realized gain (loss)[2]	0.000		(0.000)		0.000		0.000		(0.000)
Total income from operations	0.000	[2]	0.000	[2]	0.000	[2]	0.000	[2]	0.011

Less distributions from:
Net investment income	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.011)
Net realized gain	(0.000)	[2]	(0.000)	[2]	—		—		—
Total distributions	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.011)

Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[3]	0.01%		0.01%		0.04%		0.03%		1.15%

Net assets, end of year (millions)	$187		$209		$342		$470		$839

Ratios to average net assets:
Gross expenses[4]	0.59%		0.50%		0.49%		0.49%		0.53%[5]
Net expenses[4,6,7]	0.24	[8]	0.31	[8]	0.31	[8]	0.34		0.37 [5]
Net investment income	0.01		0.01		0.04		0.03		1.14

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses. The ratios presented for fiscal years prior to 2013 include a 0.10% management fee waiver.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.49% and 0.33%, respectively.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Securities Horizon Shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.35%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2013 Annual Report	13

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (53.7% at August 31, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

14	Western Asset Institutional Cash Reserves 2013 Annual Report

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Loss
(a)	$(175,000)	$175,000

(a)	Reclassifications are primarily due to book/tax differences in the treatment of distributions.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, the Fund and the Portfolio pay an investment management fee, calculated daily and paid monthly, at an annual rate of 0.20% and 0.10% of the Fund’s and Portfolio’s average daily net assets, respectively.

Since the Fund invests all or substantially all of its investable assets in the Prime Cash Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Prime Cash Reserves Portfolio.

Western Asset Institutional Cash Reserves 2013 Annual Report	15

Notes to financial statements (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class L shares, Institutional Shares, Class S shares and SVB Securities Horizon Shares did not exceed 0.30%, 0.25%, 0.45% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the year ended August 31, 2013, fees waived and/or expenses reimbursed amounted to $18,219,461.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class L shares, Class S shares and SVB Securities Horizon Shares calculated at the annual rate of 0.10%, 0.25% and 0.27% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees†	Transfer Agent Fees
Class L	$610,148	$31,435
Institutional Shares	—	31,570
Class S	212,569	7,551
SVB Securities Horizon Shares	546,471	7,372
Total	$1,369,188	$77,928

†	Amounts shown are exclusive of waivers. For the year ended August 31, 2013, the distribution fees waived amounted to $305,074 for Class L shares, $42,514 for Class S shares and $202,396 for SVB Securities Horizon shares. Such waivers are voluntary and may be reduced or terminated at any time.

16	Western Asset Institutional Cash Reserves 2013 Annual Report

For the year ended August 31, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class L	$1,455,180
Institutional Shares	16,341,582
Class S	280,090
SVB Securities Horizon Shares	692,593
Total	$18,769,445

4. Distributions to shareholders by class

	Year Ended August 31, 2013	Year Ended August 31, 2012
Net Investment Income:
Class L	$436,152	$779,295
Institutional Shares	10,898,220	12,320,572
Class S	8,565	9,178
SVB Securities Horizon Shares	20,242	27,680
Total	$11,363,179	$13,136,725

Net Realized Gains:
Class L	$11,268	$32,511
Institutional Shares	158,343	303,930
Class S	1,381	4,918
SVB Securities Horizon Shares	4,008	15,527
Total	$175,000	$356,886

5. Shares of beneficial interest

At August 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended August 31, 2013	Year Ended August 31, 2012
Class L
Shares sold	6,053,706,591	6,584,596,528
Shares issued on reinvestment	106,686	155,250
Shares repurchased	(6,009,504,077)	(6,776,312,208)
Net increase (decrease)	44,309,200	(191,560,430)

Western Asset Institutional Cash Reserves 2013 Annual Report	17

Notes to financial statements (cont’d)

	Year Ended August 31, 2013	Year Ended August 31, 2012
Institutional Shares
Shares sold	82,124,074,391	77,180,550,569
Shares issued on reinvestment	4,671,159	7,065,088
Shares repurchased	(83,278,546,179)	(76,867,828,158)
Net increase (decrease)	(1,149,800,629)	319,787,499

Class S
Shares sold	326,125,208	298,478,397
Shares issued on reinvestment	9,885	14,093
Shares repurchased	(322,690,879)	(307,960,156)
Net increase (decrease)	3,444,214	(9,467,666)

SVB Securities Horizon Shares
Shares sold	177,588,259	240,910,227
Shares issued on reinvestment	24,250	43,209
Shares repurchased	(198,769,014)	(374,453,008)
Net decrease	(21,156,505)	(133,499,572)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions per share:

Record Date Payable Date	Class L	Institutional Shares	Class S	SVB Securities Horizon Shares
Daily 9/30/2013	$0.000012	$0.000050	$0.000008	$0.000008

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2013	2012
Distributions Paid From:
Ordinary income	$11,538,179	$13,476,725
Net Long-term capital gains	—	16,886
Total taxable distributions	$11,538,179	$13,493,611

As of August 31, 2013, there were no significant differences between the book and tax components of net assets.

During the taxable year ended August 31, 2013, the Fund utilized $365,104 of its deferred capital loss available from prior year. As of August 31, 2013, the Fund had capital losses of $508,496 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to arise on the first day of the next taxable year in the same character as they were originally deferred.

18	Western Asset Institutional Cash Reserves 2013 Annual Report

7. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an in the U.S. Court of Appeals for the Second Circuit. The matter was fully briefed, oral argument was heard in September 2013, and the parties await a decision.

Western Asset Institutional Cash Reserves 2013 Annual Report	19

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Institutional Cash Reserves (the “Fund”), a series of Legg Mason Partners Institutional Trust, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of August 31, 2013, by examination of the underlying Prime Cash Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Institutional Cash Reserves as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 16, 2013

20	Western Asset Institutional Cash Reserves 2013 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Institutional Cash Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, 100 International Drive, 5th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	World Affairs Council (since 2009); Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Western Asset Institutional Cash Reserves	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

22	Western Asset Institutional Cash Reserves

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Western Asset Institutional Cash Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director Emeritus, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 166 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management, Inc. (“LMFAM”); (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President — Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	154
Other board memberships held by Trustee	None

24	Western Asset Institutional Cash Reserves

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Western Asset Institutional Cash Reserves	25

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 5th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

26	Western Asset Institutional Cash Reserves

Additional Officers cont’d
James Crowley Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010) and LMFAM (since 2013)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2013, Mr. Fuller was appointed to the position of President and Chief Executive Officer. Prior to this date, R. Jay Gerken served as Chairman, President and Chief Executive Officer. Mr. Gerken retired effective May 31, 2013. Mr. Fuller is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Western Asset Institutional Cash Reserves	27

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2013:

Record date:	Daily	Daily
Payable date:	September 2012 — December 2012	January 2013 — August 2013
Interest from Federal Obligations	1.79%	1.25%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

50% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

28	Western Asset Institutional Cash Reserves

Schedule of investments

August 31, 2013

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 97.2%
Certificates of Deposit — 25.5%
Bank of Nova Scotia	0.466%	10/18/13	$23,400,000	$23,414,599	(a)
Bank of Nova Scotia	0.686%	10/18/13	35,000,000	35,022,083	(a)
Bank of Nova Scotia	0.473%	11/18/13	50,000,000	50,022,187	(a)
Bank of Nova Scotia	0.230%	1/23/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.540%	12/12/13	17,000,000	17,012,471
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/10/14	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/10/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/13/14	50,000,000	50,000,000
BNP Paribas NY Branch	0.420%	9/6/13	100,000,000	100,000,000
BNP Paribas NY Branch	0.280%	9/13/13	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	0.288%	7/15/14	50,000,000	50,000,000	(a)
Credit Agricole Corp.	0.310%	11/15/13	100,000,000	100,000,000
Credit Agricole Corp.	0.310%	11/19/13	95,000,000	95,002,082
Deutsche Bank AG NY	0.340%	11/26/13	50,000,000	50,008,337
DnB NOR Bank ASA	0.255%	1/31/14	55,000,000	54,998,840
JPMorgan Chase Bank N.A.	0.314%	7/29/14	175,000,000	175,000,000	(a)
Mizuho Bank Ltd.	0.230%	9/3/13	100,000,000	100,000,000
Natixis NY	0.260%	10/15/13	100,000,000	100,000,000
Nordea Bank Finland PLC	0.270%	9/3/13	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd.	0.260%	1/3/14	50,000,000	50,000,000
Rabobank Nederland NY	0.405%	1/8/14	73,000,000	73,050,827
Royal Bank of Canada	0.310%	1/27/14	50,000,000	50,000,000	(a)
Royal Bank of Canada	0.300%	2/19/14	97,000,000	97,000,000	(a)
Royal Bank of Canada	0.280%	6/17/14	72,000,000	72,000,000	(a)
Skandinaviska Enskilda Banken AB	0.290%	10/1/13	163,250,000	163,249,321
Standard Chartered Bank NY	0.300%	9/3/13	150,000,000	150,000,000
Standard Chartered Bank NY	0.280%	2/19/14	50,000,000	50,000,000
Standard Chartered Bank NY	0.290%	2/27/14	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.240%	10/1/13	44,250,000	44,250,000
Sumitomo Mitsui Banking Corp.	0.260%	1/2/14	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp.	0.260%	1/8/14	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.260%	2/18/14	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.	0.260%	2/24/14	49,750,000	49,750,000
Svenska Handelsbanken AB	0.823%	9/16/13	25,000,000	25,004,830	(a)
Svenska Handelsbanken AB	0.240%	10/21/13	100,000,000	100,000,000
Svenska Handelsbanken AB	0.200%	10/25/13	25,000,000	25,000,000
Svenska Handelsbanken AB	0.245%	1/10/14	35,000,000	35,000,636

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Annual Report	29

Schedule of investments (cont’d)

August 31, 2013

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Svenska Handelsbanken AB	0.250%	1/17/14	$20,000,000	$20,000,000
Svenska Handelsbanken AB	0.230%	1/30/14	82,000,000	82,000,000
Swedbank AB	0.300%	12/18/13	77,000,000	77,000,000
Swedbank AB	0.300%	1/2/14	55,000,000	55,000,000
Swedbank AB	0.250%	2/18/14	100,000,000	100,000,000
Toronto Dominion Bank NY	0.272%	9/13/13	150,000,000	150,000,000	(a)
Toronto Dominion Bank NY	0.230%	11/7/13	76,000,000	76,000,000
Toronto Dominion Bank NY	0.220%	1/17/14	75,000,000	75,000,000
UBS AG Stamford Branch	0.325%	10/2/13	140,000,000	140,000,000
UBS AG Stamford Branch	0.315%	10/9/13	80,000,000	80,000,000
Wells Fargo Bank N.A.	0.210%	9/9/13	250,000,000	250,000,000
Wells Fargo Bank N.A.	0.200%	10/7/13	50,000,000	50,000,000
Wells Fargo Bank N.A.	0.150%	11/12/13	15,000,000	15,000,000
Total Certificates of Deposit				4,079,786,213
Certificates of Deposit (Euro) — 0.7%
Standard Chartered Bank	0.310%	1/24/14	105,000,000	105,000,000
Commercial Paper — 40.8%
American Honda Finance Corp.	0.050%	9/4/13	55,000,000	54,999,771	(b)
ANZ National International Ltd.	0.180%	9/27/13	83,625,000	83,614,129	(b)(c)
ANZ National International Ltd.	0.354%	12/6/13	125,000,000	125,000,000	(a)(c)
ANZ National International Ltd.	0.245%	1/10/14	75,000,000	74,933,135	(b)(c)
ASB Finance Ltd.	0.344%	10/4/13	65,000,000	65,000,260	(a)(c)
ASB Finance Ltd.	0.303%	2/19/14	25,000,000	25,000,000	(a)(c)
ASB Finance Ltd.	0.305%	7/22/14	65,000,000	65,000,000	(a)(c)
Australia & New Zealand Banking Group Ltd.	0.150%	10/25/13	22,250,000	22,244,994	(b)(c)
Bank Nederlandse Gemeenten NV	0.180%	11/4/13	50,000,000	49,984,000	(b)(c)
Bank Nederlandse Gemeenten NV	0.190%	1/2/14	300,000,000	299,805,250	(b)(c)
Bank of New York Mellon Corp.	0.030%	9/3/13	100,000,000	99,999,833	(b)(c)
BNP Paribas Finance Inc.	0.050%	9/3/13	200,000,000	199,999,444	(b)
Commonwealth Bank of Australia	0.235%	10/11/13	75,000,000	74,980,417	(b)(c)
Commonwealth Bank of Australia	0.230%	10/24/13	50,000,000	49,983,069	(b)(c)
Commonwealth Bank of Australia	0.325%	12/2/13	50,000,000	49,997,423	(a)(c)
Commonwealth Bank of Australia	0.282%	6/13/14	75,000,000	74,987,821	(a)(c)
Credit Agricole North America Inc.	0.080%	9/3/13	150,000,000	149,999,333	(b)
DBS Bank Ltd.	0.240%	11/4/13	15,000,000	14,993,600	(b)(c)
DBS Bank Ltd.	0.270%	11/15/13	25,000,000	24,985,938	(b)(c)
DBS Bank Ltd.	0.250%	1/10/14	125,000,000	124,886,285	(b)(c)
DBS Bank Ltd.	0.240%	1/23/14	45,000,000	44,956,800	(b)(c)

See Notes to Financial Statements.

30	Prime Cash Reserves Portfolio 2013 Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Deutsche Bank Financial LLC	0.381%	9/23/13	$100,000,000	$99,976,778	(b)
Deutsche Bank Financial LLC	0.310%	10/30/13	40,000,000	39,979,678	(b)
Deutsche Bank Financial LLC	0.310%	12/27/13	75,000,000	74,924,438	(b)
DnB NOR Bank ASA	0.240%	11/15/13	150,000,000	149,925,000	(b)(c)
DnB NOR Bank ASA	0.250%	2/3/14	50,000,000	49,946,181	(b)(c)
DnB NOR Bank ASA	0.250%	2/6/14	50,000,000	49,945,139	(b)(c)
Export Development Corp.	0.170%	10/7/13	50,000,000	49,991,500	(b)
Export Development Corp.	0.150%	1/7/14	200,000,000	199,893,333	(b)
HSBC Bank PLC	0.362%	11/29/13	100,000,000	100,000,000	(a)(c)
HSBC Bank PLC	0.356%	1/22/14	48,000,000	48,000,000	(a)(c)
HSBC USA Inc.	0.240%	2/24/14	50,000,000	49,941,333	(b)
ING U.S. Funding LLC	0.250%	9/4/13	50,000,000	49,998,958	(b)
ING U.S. Funding LLC	0.240%	9/10/13	46,275,000	46,272,223	(b)
ING U.S. Funding LLC	0.230%	9/17/13	50,000,000	49,994,889	(b)
ING U.S. Funding LLC	0.341-0.346%	2/3/14	100,000,000	99,852,535	(b)
ING U.S. Funding LLC	0.341%	2/4/14	86,175,000	86,048,036	(b)
Natexis Banques Populaires U.S.	0.285%	12/3/13	100,000,000	99,926,375	(b)
National Australia Funding	0.230%	12/4/13	147,000,000	146,911,718	(b)(c)
National Australia Funding	0.245%	1/6/14	150,000,000	149,870,354	(b)(c)
Natixis U.S. Finance Corp.	0.105%	9/3/13	250,000,000	249,998,541	(b)
Nestle Finance International Ltd.	0.200%	10/2/13	125,000,000	124,978,472	(b)
Nestle Finance International Ltd.	0.200%	10/17/13	140,000,000	139,964,222	(b)
Nordea Bank AB	0.245%	2/20/14	97,000,000	96,886,456	(b)(c)
NRW Bank	0.050%	9/3/13	25,000,000	24,999,930	(b)(c)
NRW Bank	0.080%	9/5/13	200,000,000	199,998,222	(b)(c)
NRW Bank	0.145%	9/26/13	185,000,000	184,981,372	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.200%	9/3/13	100,000,000	99,998,889	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/16/13	80,000,000	79,975,000	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/28/13	50,000,000	49,980,208	(b)
Oversea-Chinese Banking Corp. Ltd.	0.245%	2/20/14	93,000,000	92,891,139	(b)
Queensland Treasury Corp.	0.150%	11/14/13	106,500,000	106,467,163	(b)
Skandinaviska Enskilda Banken AB	0.295%	1/24/14	60,000,000	59,928,709	(b)(c)
Skandinaviska Enskilda Banken AB	0.290%	2/18/14	27,000,000	26,963,025	(b)(c)
Skandinaviska Enskilda Banken AG	0.295%	10/31/13	75,000,000	74,963,125	(b)(c)
Societe Generale N.A.	0.085-0.325%	9/3/13	400,000,000	399,996,778	(b)
Societe Generale N.A.	0.230%	11/1/13	19,250,000	19,242,498	(b)
Sumitomo Mitsui Banking Corp.	0.095%	9/3/13	100,000,000	99,999,472	(b)(c)
Svenska Handelsbanken Inc.	0.250%	10/7/13	122,000,000	121,969,500	(b)(c)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Annual Report	31

Schedule of investments (cont’d)

August 31, 2013

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Swedbank AB	0.300%	11/15/13	$50,000,000	$49,968,750	(b)
Swedbank AB	0.270%	11/25/13	50,000,000	49,968,125	(b)
Swedbank AB	0.290%	11/26/13	50,000,000	49,965,361	(b)
United Overseas Bank Ltd.	0.240%	12/10/13	74,500,000	74,450,333	(b)(c)
United Overseas Bank Ltd.	0.250%	1/9/14	50,000,000	49,954,861	(b)(c)
UOB Funding LLC	0.050%	9/3/13	100,000,000	99,999,722	(b)
UOB Funding LLC	0.100%	9/11/13	125,000,000	124,996,528	(b)
UOB Funding LLC	0.200%	11/26/13	100,000,000	99,952,222	(b)
Westpac Banking Corp.	0.306%	10/30/13	100,000,000	100,000,000	(a)(c)
Westpac Banking Corp.	0.323%	12/5/13	150,000,000	150,000,000	(a)(c)
Total Commercial Paper				6,520,188,593
Corporate Bonds & Notes — 2.4%
Canadian Imperial Bank of Commerce	1.450%	9/13/13	32,375,000	32,386,186
DBS Bank Ltd.	0.290%	4/9/14	100,000,000	99,953,846	(a)(c)
Nordea Bank AB	1.168%	1/14/14	68,300,000	68,530,571	(a)(c)
Standard Chartered PLC	1.215%	5/12/14	43,700,000	43,948,425	(a)(c)
Wells Fargo Bank N.A.	0.373%	9/22/14	100,000,000	100,000,000	(a)
Westpac Banking Corp., Senior Notes	0.648%	9/16/13	30,000,000	30,004,829	(a)(c)
Total Corporate Bonds & Notes				374,823,857
Supranationals/Sovereigns — 2.8%
European Investment Bank	5.000%	10/15/13	20,000,000	20,115,164
Government of Canada	0.170%	10/7/13	50,000,000	49,991,500	(b)
International Bank for Reconstruction & Development	0.120%	9/5/13	75,000,000	74,999,000	(b)
International Bank for Reconstruction & Development	0.120%	10/3/13	249,250,000	249,223,413	(b)
International Bank for Reconstruction & Development	0.200%	5/27/14	50,000,000	49,991,799
Total Supranationals/Sovereigns				444,320,876
Time Deposits — 18.3%
Australia & New Zealand Banking Group Ltd.	0.030%	9/3/13	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.	0.040%	9/3/13	100,000,000	100,000,000
Bank of Montreal	0.040%	9/3/13	75,000,000	75,000,000
Bank of Tokyo Mitsubishi	0.070%	9/3/13	225,000,000	225,000,000
BNP Paribas Grand Cayman	0.050%	9/3/13	150,000,000	150,000,000
Branch Banking & Trust Co.	0.040%	9/3/13	200,000,000	200,000,000
CIBC Grand Cayman	0.040%	9/3/13	25,000,000	25,000,000
Credit Agricole	0.080%	9/3/13	205,000,000	205,000,000
DnB NOR Bank ASA	0.080%	9/3/13	250,000,000	250,000,000
National Australia Bank Grand Cayman	0.030%	9/3/13	120,202,000	120,202,000
Natixis Grand Cayman	0.100%	9/3/13	100,000,000	100,000,000

See Notes to Financial Statements.

32	Prime Cash Reserves Portfolio 2013 Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Nordea Finland Grand Cayman	0.060%	9/3/13	$325,000,000	$325,000,000
Skandinaviska Enskilda Cayman	0.080%	9/3/13	200,000,000	200,000,000
Societe Generale Grand Cayman	0.080%	9/3/13	130,000,000	130,000,000
Standard Chartered Bank NY	0.070%	9/3/13	190,000,000	190,000,000
State Street Cayman Islands	0.010%	9/3/13	100,974,000	100,974,000
Svenska Handelsbanken Grand Cayman	0.080%	9/3/13	200,000,000	200,000,000
Swedbank Grand Cayman	0.080%	9/3/13	230,000,000	230,000,000
Total Time Deposits				2,926,176,000
U.S. Government Agencies — 0.6%
Federal Home Loan Bank (FHLB), Notes	0.084%	1/27/14	100,000,000	99,983,178	(a)
Repurchase Agreements — 6.1%
Barclays Capital Inc., repurchase agreement dated 8/30/13; Proceeds at maturity — $675,003,000; (Fully collateralized by various U.S. government obligations, 0.125% to 2.000% due 7/15/14 to 4/15/17; Market value — $688,499,968)	0.040%	9/3/13	675,000,000	675,000,000
Interest in $1,450,000,000 joint tri-party repurchase agreement dated 8/30/13 with RBS Securities Inc.; Proceeds at maturity — $300,001,667; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.170% due 9/3/13 to 5/15/43; Market value — $306,000,325)	0.050%	9/3/13	300,000,000	300,000,000
Total Repurchase Agreements				975,000,000
Total Investments — 97.2% (Cost — $15,525,278,717#)				15,525,278,717
Other Assets in Excess of Liabilities — 2.8%				450,765,940
Total Net Assets — 100.0%				$15,976,044,657

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Annual Report	33

Statement of assets and liabilities

August 31, 2013

Assets:
Investments, at value	$15,525,278,717
Cash	287
Receivable for securities sold	446,641,599
Interest receivable	5,758,675
Total Assets	15,977,679,278

Liabilities:
Investment management fee payable	1,272,949
Accrued expenses	361,672
Total Liabilities	1,634,621
Total Net Assets	$15,976,044,657

Represented by:
Paid-in capital	$15,976,044,657

See Notes to Financial Statements.

34	Prime Cash Reserves Portfolio 2013 Annual Report

Statement of operations

For the Year Ended August 31, 2013

Investment Income:
Interest	$43,116,433

Expenses:
Investment management fee (Note 2)	17,383,811
Fund accounting fees	1,034,788
Legal fees	329,911
Trustees’ fees	274,091
Custody fees	135,947
Audit and tax	39,000
Miscellaneous expenses	88,521
Total Expenses	19,286,069
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,902,258)
Net Expenses	17,383,811
Net Investment Income	25,732,622
Net Realized Gain on Investments	593,451
Increase in Net Assets from Operations	$26,326,073

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Annual Report	35

Statements of changes in net assets

For the Years Ended August 31,	2013	2012

Operations:
Net investment income	$25,732,622	$36,574,343
Net realized gain (loss)	593,451	(1,403,128)
Increase in Net Assets From Operations	26,326,073	35,171,215

Capital Transactions:
Proceeds from contributions	45,187,087,489	41,857,589,477
Value of withdrawals	(46,675,359,529)	(44,283,366,762)
Decrease in Net Assets From Capital Transactions	(1,488,272,040)	(2,425,777,285)
Decrease in Net Assets	(1,461,945,967)	(2,390,606,070)

Net Assets:
Beginning of year	17,437,990,624	19,828,596,694
End of year	$15,976,044,657	$17,437,990,624

See Notes to Financial Statements.

36	Prime Cash Reserves Portfolio 2013 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2013	2012	2011	2010	2009

Net assets, end of year (millions)	$15,976	$17,438	$19,829	$16,361	$14,721
Total return[1]	0.15%	0.22%	0.25%	0.26%	1.42%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.10%	0.11%
Net expenses[2,3,4]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.15	0.22	0.24	0.25	1.34

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	Reflects fee waivers and/or expense reimbursements.

[3]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.10%.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2013 Annual Report	37

Notes to financial statements

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

38	Prime Cash Reserves Portfolio 2013 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$15,525,278,717	—	$15,525,278,717

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market

Prime Cash Reserves Portfolio 2013 Annual Report	39

Notes to financial statements (cont’d)

conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2013, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

40	Prime Cash Reserves Portfolio 2013 Annual Report

During the year ended August 31, 2013, fees waived and/or expenses reimbursed amounted to $1,902,258.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2013, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

Prime Cash Reserves Portfolio 2013 Annual Report	41

Notes to financial statements (cont’d)

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an in the U.S. Court of Appeals for the Second Circuit. The matter was fully briefed, oral argument was heard in September 2013, and the parties await a decision.

42	Prime Cash Reserves Portfolio 2013 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Prime Cash Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Reserves Portfolio as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 16, 2013

Prime Cash Reserves Portfolio 2013 Annual Report	43

Additional information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 21 through 27 of this report.

44	Prime Cash Reserves Portfolio

Western Asset

Institutional Cash Reserves

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller*

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington*

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Dr. Harrington became Chair and Mr. Fuller became Trustee, President and Chief Executive Officer.

Western Asset Institutional Cash Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional Cash Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional Cash Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010344 10/13 SR13-2038

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2012 and August 31, 2013 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $48,300 in 2012 and $143,333 in 2013.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2012 and $0 in 2013.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional $0 in 2012 and $47,900 in 2013. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in 2012 and $2,150 in 2013.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2012 and 2013; Tax Fees were 100% and 100% for 2012 and 2013; and Other Fees were 100% and 100% for 2012 and 2013.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2013.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Kenneth D. Fuller Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Institutional Trust

Date:	October 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Institutional Trust

Date:	October 25, 2013